Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories

5. Inventories

Inventories consist of the following:

	December 31, 2023	December 31, 2022
	US$	US$
Raw material	526,522	177,474
Work-in-process	2,376	343,795
Finished goods	1,048,211	560,119
Low-value consumables	40,116	40,650
Total	1,617,225	1,122,038

For the years ended December 31, 2023, 2022 and 2021, there were no write-downs of inventories.